Annual Fund Operating Expenses - Foundry Partners Small Cap Value Fund	Feb. 28, 2025
Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.30%	[1]
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.05%	[1]

[1]	Total Annual Fund Operating Expenses have been restated to reflect current contractual expense caps.